Investment Held in Trust Account (Details) - Schedule of fair value of held to maturity securities - GOOD WORKS ACQUISITION CORP. [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Marketable Securities [Line Items]
Carrying Value/Amortized Cost		$ 170,027,342
Gross Unrealized Gains		4,916
Gross Unrealized losses	$ (44,520)	(148)
Fair Value	170,032,591	170,032,110
T-Bill Maturity	0
U.S. Money Market [Member]
Marketable Securities [Line Items]
Carrying Value/Amortized Cost	203	203
Gross Unrealized Gains
Gross Unrealized losses
Fair Value	170,032,591	203
T-Bill Maturity	170,074,000
U.S. Treasury Securities [Member]
Marketable Securities [Line Items]
Carrying Value/Amortized Cost	170,064,795	170,027,139
Gross Unrealized Gains	9,205	4,916
Gross Unrealized losses		(148)
Fair Value	0	$ 170,031,907
T-Bill Maturity	(170,074,000)
Level 1 [Member]
Marketable Securities [Line Items]
Carrying Value/Amortized Cost	170,064,998
Level 2 [Member]
Marketable Securities [Line Items]
Gross Unrealized Gains	$ 12,113